GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
GOODWILL

8.    GOODWILL

Components of goodwill as of December 31, 2013 and 2014 are as follows:

	2013	2014
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	1,806,846	1,806,846
Acquisition of Fairyland	-	68,610
Other acquisitions	119,345	119,345
Total goodwill	2,254,631	2,323,241

There is only one reporting unit in the Group. The goodwill arose from the acquisitions discussed in Note 6 have been allocated to this reporting unit. None of the goodwill acquired is expected to be deductible for income tax purposes.